Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0002079999
Registrant Name	Cardinal Infrastructure Group Inc.
Registration File Number	333-296958
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A